Annual Fund Operating Expenses - Institutional Shares - Cornerstone Advisors Income Opportunities Fund - Institutional Shares	Total
Operating Expenses Abstract
Management Fees	0.35%	[1]
Shareholder Servicing Fees	0.05%
Other Operating Expenses	0.19%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.35%
Total Annual Fund Operating Expenses	0.94%	[2]

[1]	The fee shown is the total management fee payable by the Fund to the Adviser and the sub-advisers based on the current advisory and sub-advisory fees and the allocation of Fund assets among the sub-advisers during the prior fiscal year. Each sub-adviser receives a fee from the Fund based on the portion of the Fund's assets allocated to such sub-adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee actually payable by the Fund will fluctuate and may be higher or lower than that shown above.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.